Right-of-use Assets and Lease Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Rightofuse Assets And Lease Liabilitiestext Block Abstract
Short-term lease agreements	$ 3,483	$ 5,569